COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

Payments due in the years ending December 31,	Moscow headquarters lease	Other leases	Total	Total
	RUB	RUB	RUB	$
2016	4,383	529	4,912	67.3
2017	4,529	354	4,883	67.0
2018	4,867	268	5,135	70.5
2019	5,380	130	5,510	75.6
2020 and thereafter	6,638	64	6,702	92.0

Total	25,797	1,345	27,142	372.4